Insurance contracts in the financial Services segment - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Forward rate	3.50%	3.50%
Confidence level	99.50%	99.50%
Retained earnings	¥ 6,678,168	¥ 6,002,407
Equity	8,510,151	7,756,105	¥ 6,657,150
Accumulated other comprehensive income	¥ (566,447)	¥ (376,063)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Retained earnings				¥ 409,654
Equity				(1,490,667)
Accumulated other comprehensive income				¥ (1,900,321)
Weighted average cost of capital, measurement input [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Confidence level, Risk exposure to non-financial risk	3.00%	3.00%
Cost approach [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Confidence level, Risk exposure to non-financial risk	81.30%	84.10%